Related party transactions and balances (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Description of inputs to option pricing model, share options granted	2,800,000 (2025 – Nil) stock options granted to directors and officers were valued at $690,316 (2025 - $Nil) at the grant date, of which $345,560 was recorded in the statement of loss and comprehensive loss during six months ended June 30, 2026.
Trade and other payables	$ 16,330	$ 20,673
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation	87,051	44,001
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation	71,817	50,211
Director Executive Technical Director [Member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation	$ 39,173	$ 0